Restructuring Charges (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Charges
Beginning Balance			$ 233,000,000	$ 470,000,000	$ 200,000,000
Restructuring charges, net of revisions	313,000,000	133,000,000	411,000,000	(4,000,000)	403,000,000
Payments			(115,000,000)	(229,000,000)	(133,000,000)
Other non-cash			(59,000,000)	(4,000,000)
Ending Balance	470,000,000		470,000,000	233,000,000	470,000,000
U S Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions			38,000,000
International Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions			139,000,000
Global Commercial Services [Member]
Restructuring Charges
Restructuring charges, net of revisions			54,000,000
Global Network And Merchant Services [Member]
Restructuring Charges
Restructuring charges, net of revisions			25,000,000
Corporate and Other [Member]
Restructuring Charges
Restructuring charges, net of revisions			155,000,000
Employee Severance [Member]
Restructuring Charges
Beginning Balance			196,000,000	412,000,000	170,000,000
Restructuring charges, net of revisions			383,000,000	(7,000,000)	366,000,000
Payments			(93,000,000)	(206,000,000)	(124,000,000)
Other non-cash			(51,000,000)	(3,000,000)
Ending Balance	435,000,000		435,000,000	196,000,000	412,000,000
Other Terminations [Member]
Restructuring Charges
Beginning Balance			37,000,000	58,000,000	30,000,000
Restructuring charges, net of revisions			28,000,000	3,000,000	37,000,000
Payments			(22,000,000)	(23,000,000)	(9,000,000)
Other non-cash			(8,000,000)	(1,000,000)
Ending Balance	35,000,000		35,000,000	37,000,000	58,000,000
GBT JV [Member]
Restructuring Charges
Restructuring charges, net of revisions			42,000,000
Foreign exchange and other non-cash charges
Restructuring Charges
Restructuring charges, net of revisions			$ 17,000,000